OTHER LIABILITIES - Narrative (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Deferred income	€ 295,683	€ 270,353
Maintenance and power warranty programs
Disaggregation of Revenue [Line Items]
Deferred income	262,644	€ 239,879
Maintenance and power warranty programs | 2024
Disaggregation of Revenue [Line Items]
Expected amounts to be recognized in revenue	62,000
Maintenance and power warranty programs | 2025
Disaggregation of Revenue [Line Items]
Expected amounts to be recognized in revenue	57,000
Maintenance and power warranty programs | 2026
Disaggregation of Revenue [Line Items]
Expected amounts to be recognized in revenue	48,000
Maintenance and power warranty programs | Later than four years
Disaggregation of Revenue [Line Items]
Expected amounts to be recognized in revenue	€ 95,000